S000077139 [Member] Expense Example - Putnam Emerging Markets ex-China ETF - -	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	$ 869